Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity SAI Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Real Estate Fund
Class Name	Fidelity® SAI Real Estate Fund
Trading Symbol	FSRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Real Estate Fund for the period September 4, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Fund A	$ 50	0.56%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.56%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain between the fund's September 4, 2024, inception date and the July 31, 2025, fiscal year end, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, stock picks among retail and industrial real estate investment trusts, along with an overweight in the latter category, were the biggest relative detractors versus the MSCI real estate index. Underweights in real estate services and health care REITs also hurt.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-42%). An underweight in CoStar Group (+23%) also hurt. Unfavorable timing in Zillow Group (+17%), which was added to the portfolio during the period, pressured performance as well.
•In contrast, the biggest contributor to performance versus the real estate index by far was stock selection in the health care group. Picks within the real estate services category also helped.
•The top individual relative contributor was an overweight in CBRE Group (+35%), which was among the fund's biggest holdings this period. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, helped as well. Outsized exposure to Ventas (+11%) was another plus.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 4, 2024 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI Real Estate Fund $10,000 $9,683 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $9,724 S&P 500® Index $10,000 $11,620 2024 2025
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,168,795,451
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 6,591,882
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$2,168,795,451
Number of Holdings	44
Total Advisory Fee	$6,591,882
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.5 Industrial REITs 15.6 Retail REITs 15.5 Residential REITs 13.8 Health Care REITs 11.1 Real Estate Management & Development 8.1 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 9.9 Prologis Inc 9.2 Equinix Inc 7.6 Welltower Inc 7.4 Kimco Realty Corp 4.5 Digital Realty Trust Inc 4.2 NNN REIT Inc 4.2 UDR Inc 4.1 Public Storage Operating Co 4.0 CBRE Group Inc Class A 4.0 59.1